INCOME TAX (Details 12) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Balance At Beginning	$ 353,338
Balance At Ending	114,968
Tax contingent liability [member]
Update	13,606
Payments	156,953
Reversal	$ 95,023